COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) $ in Thousands, $ in Thousands	1 Months Ended
	Jul. 19, 2022 MXN ($)	Jul. 19, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Royalty rate			3.50%
Royalties, maximum percentage of grants received			100.00%
Remaining contingent obligations			$ 600
Line of Credit			2,025	$ 2,117
Credit lines - Used			$ 1,636	$ 1,595
Buyer [Member]
Repayment amount for adjustment to purchase price	$ 86,855	$ 4,250